Putnam Premier Income Trust
The fund's portfolio
10/31/24 (Unaudited)

MORTGAGE-BACKED SECURITIES (34.8%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (11.7%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	$827,041	$154,749
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	3,644,309	784,550
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	8,879,297	2,011,420
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	4,629,677	934,303
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	308,127	42,306
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	7,394,351	1,504,884
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	4,165,682	912,350
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	392,134	25,422
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	118,800	3,222
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 1.279%, 9/25/50	7,385,855	934,210
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 1.129%, 7/25/50	6,925,984	780,541
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.079%, 1/25/50	4,499,964	516,712
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.976%, 8/15/56	4,550,133	605,883
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	1,472,205	230,549
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	68,148	11,403
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	2,270,733	337,221
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	193,188	28,621
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	6,554,902	1,483,595
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	268,099	55,788
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 6.29%), 1.429%, 4/25/40	537,768	58,901
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 1.279%, 3/25/48	2,731,001	240,815
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 1.229%, 6/25/48	4,907,829	584,531
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.04%), 1.179%, 5/25/47	5,954,021	557,290
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.079%, 8/25/49	2,582,286	253,085
REMICs FRB Ser. 19-61, Class S, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 1.029%, 11/25/49	5,228,211	622,839
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.79%), 0.929%, 10/25/41	1,195,459	111,659
Government National Mortgage Association
Ser. 24-4, Class IG, IO, 5.00%, 12/20/52	3,903,282	682,350
Ser. 16-42, IO, 5.00%, 2/20/46	1,648,974	322,205
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	2,851,054	571,887
Ser. 14-76, IO, 5.00%, 5/20/44	669,057	133,173
Ser. 12-146, IO, 5.00%, 12/20/42	480,266	101,808
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	2,264,612	471,988
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	402,273	84,556
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,231,567	246,347
Ser. 21-122, Class GI, IO, 4.50%, 11/20/47	6,942,562	1,491,012
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	934,498	178,280
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	830,576	157,590
Ser. 21-214, Class AI, IO, 4.00%, 12/20/51	5,185,970	1,005,252
Ser. 20-13, Class AI, IO, 4.00%, 3/20/46	8,745,836	1,208,823
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	1,598,852	314,932
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	1,033,559	154,279
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	338,094	6,152
Ser. 21-156, IO, 3.50%, 7/20/51	8,357,071	1,396,197
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	4,905,245	872,835
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	1,794,764	273,118
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	1,755,445	285,348
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	763,869	120,142
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	639,131	37,968
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	6,966,560	1,177,224
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	5,483,586	891,623
Ser. 16-H18, Class QI, IO, 2.894%, 6/20/66(WAC)	2,484,876	140,343
Ser. 18-H15, Class KI, IO, 2.141%, 8/20/68(WAC)	4,003,079	165,035
Ser. 17-H19, Class MI, IO, 2.105%, 4/20/67(WAC)	1,996,475	90,315
Ser. 16-H03, Class DI, IO, 2.015%, 12/20/65(WAC)	3,447,338	121,191
Ser. 15-H20, Class CI, IO, 2.004%, 8/20/65(WAC)	4,290,068	214,718
Ser. 17-H16, Class JI, IO, 1.956%, 8/20/67(WAC)	10,720,038	481,072
Ser. 16-H23, Class NI, IO, 1.906%, 10/20/66(WAC)	10,942,258	470,561
Ser. 15-H25, Class EI, IO, 1.881%, 10/20/65(WAC)	2,643,832	82,398
Ser. 16-H22, Class AI, IO, 1.866%, 10/20/66(WAC)	4,284,434	172,341
Ser. 15-H20, Class AI, IO, 1.814%, 8/20/65(WAC)	3,654,388	93,669
Ser. 17-H11, Class DI, IO, 1.787%, 5/20/67(WAC)	3,965,016	196,022
Ser. 15-H23, Class BI, IO, 1.756%, 9/20/65(WAC)	3,961,299	87,101
Ser. 16-H24, Class CI, IO, 1.673%, 10/20/66(WAC)	2,749,407	60,229
Ser. 17-H12, Class QI, IO, 1.648%, 5/20/67(WAC)	3,535,771	127,051
Ser. 13-H08, Class CI, IO, 1.572%, 2/20/63(WAC)	1,794,683	59,928
IFB Ser. 23-35, Class SH, IO, ((-1 x US 30 Day Average SOFR) + 6.45%), 1.56%, 2/20/53	13,673,118	916,214
Ser. 14-H21, Class BI, IO, 1.559%, 10/20/64(WAC)	4,003,256	99,141
Ser. 17-H16, Class IG, IO, 1.529%, 7/20/67(WAC)	8,707,330	224,484
Ser. 17-H06, Class BI, IO, 1.439%, 2/20/67(WAC)	4,376,875	142,901
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.426%, 6/20/51	9,603,094	1,324,087
IFB Ser. 21-77, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.426%, 5/20/51	6,075,011	780,429
IFB Ser. 21-59, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.426%, 4/20/51	12,208,099	1,616,935
IFB Ser. 21-59, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.426%, 4/20/51	4,153,341	532,900
IFB Ser. 20-133, Class CS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.426%, 9/20/50	5,435,138	730,760
Ser. 17-H08, Class NI, IO, 1.401%, 3/20/67(WAC)	5,571,590	188,526
Ser. 16-H06, Class DI, IO, 1.374%, 7/20/65(WAC)	7,066,290	205,806
Ser. 15-H10, Class BI, IO, 1.324%, 4/20/65(WAC)	2,533,532	107,445
IFB Ser. 14-60, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 6.07%), 1.306%, 4/20/44	3,266,117	357,956
FRB Ser. 21-116, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 1.30%, 11/20/47	6,601,570	712,474
Ser. 18-H02, Class EI, IO, 1.277%, 1/20/68(WAC)	7,594,719	379,751
IFB Ser. 20-97, Class QS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.276%, 7/20/50	3,327,585	412,493
IFB Ser. 19-5, Class SB, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.276%, 1/20/49	2,733,842	319,218
Ser. 16-H09, Class BI, IO, 1.267%, 4/20/66(WAC)	5,248,231	225,175
Ser. 18-H05, Class BI, IO, 1.239%, 2/20/68(WAC)	5,069,194	241,385
IFB Ser. 20-63, Class SP, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.226%, 5/20/50	4,053,648	479,963
IFB Ser. 20-63, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.226%, 4/20/50	5,203,927	657,303
IFB Ser. 19-96, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.226%, 8/20/49	4,018,446	462,413
IFB Ser. 19-83, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.226%, 7/20/49	3,563,360	406,583
IFB Ser. 19-89, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.226%, 7/20/49	4,424,315	446,044
Ser. 17-H09, IO, 1.217%, 4/20/67(WAC)	5,909,936	177,735
IFB Ser. 19-152, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.176%, 12/20/49	2,426,532	279,311
IFB Ser. 19-110, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.176%, 9/20/49	3,977,156	443,513
IFB Ser. 20-63, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 1.126%, 8/20/43	4,405,355	478,985
Ser. 17-H02, Class BI, IO, 1.055%, 1/20/67(WAC)	2,615,383	97,865
IFB Ser. 14-119, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.49%), 0.726%, 8/20/44	1,398,718	111,352
Ser. 16-H10, Class AI, IO, 0.489%, 4/20/66(WAC)	7,457,187	176,474
Ser. 16-H03, Class AI, IO, 0.462%, 1/20/66(WAC)	9,970,301	372,141

		42,641,674
Commercial mortgage-backed securities (10.8%)
BANK FRB Ser. 24-BNK48, Class XA, IO, 1.353%, 9/15/34(WAC)	9,734,000	864,464
Bank5
FRB Ser. 24-5YR10, Class XA, 1.404%, 10/15/57(WAC)	14,890,000	746,879
FRB Ser. 24-5YR7, Class XA, 1.334%, 6/15/57(WAC)	10,896,202	586,763
BBCMS Mortgage Trust
FRB Ser. 24-5C29, Class XA, IO, 1.60%, 9/15/57(WAC)	16,446,146	1,105,286
FRB Ser. 24-C26, Class XA, IO, 1.014%, 5/15/57(WAC)	5,714,207	440,803
FRB Ser. 22-C14, Class XA, IO, 0.705%, 2/15/55(WAC)	10,525,584	387,692
BDS, Ltd. 144A FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 5.944%, 11/16/38 (Cayman Islands)	372,798	371,778
Benchmark Mortgage Trust FRB Ser. 24-V10, Class XA, IO, 1.306%, 9/15/57(WAC)	14,080,000	766,779
BMO Mortgage Trust FRB Ser. 24-5C6, Class XA, IO, 1.353%, 9/15/57(WAC)	12,368,438	684,497
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50(WAC)	1,008,000	923,672
CFCRE Commercial Mortgage Trust Ser. 16-C7, Class A3, 3.839%, 12/10/54	908,000	881,906
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.249%, 12/15/47(WAC)	424,000	368,972
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 4.783%, 4/10/47(WAC)	912,000	856,482
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	382,816	354,663
Ser. 14-UBS5, Class AM, 4.193%, 9/10/47(WAC)	622,470	610,406
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	906,000	850,064
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	803,000	757,580
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48(WAC)	548,000	530,163
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class D, 4.944%, 11/10/46(WAC)	1,081,000	664,289
FRB Ser. 14-CR17, Class D, 4.843%, 5/10/47(WAC)	725,000	579,985
FRB Ser. 14-CR19, Class D, 4.539%, 8/10/47(WAC)	254,947	242,907
Ser. 12-CR3, Class F, 4.435%, 10/15/45 (In default)(NON)(WAC)	395,189	23,325
CSAIL Commercial Mortgage Trust
Ser. 15-C2, Class AS, 3.849%, 6/15/57(WAC)	617,000	603,648
Ser. 15-C1, Class AS, 3.791%, 4/15/50(WAC)	870,000	860,246
Ser. 16-C5, Class A5, 3.757%, 11/15/48	468,000	460,868
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.354%, 8/10/44(WAC)	447,663	419,320
Federal Home Loan Mortgage Corporation Multifamily Structured Credit Risk FRB Ser. 21-MN1, Class M2, 8.607%, 1/25/51	555,000	568,565
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 8.857%, 11/25/51	1,746,000	1,787,543
Government National Mortgage Association FRB Ser. 24-32, IO, 0.706%, 6/16/63(WAC)	15,068,102	750,809
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.537%, 2/10/46(WAC)	1,016,000	988,030
GS Mortgage Securities Trust FRB Ser. 19-GC42, Class XA, IO, 0.808%, 9/10/52(WAC)	13,865,583	427,591
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.446%, 9/10/47(WAC)	620,000	301,577
FRB Ser. 13-GC13, Class AS, 3.87%, 7/10/46(WAC)	750,899	723,491
JPMBB Commercial Mortgage Securities Trust
Ser. 15-C31, Class A3, 3.801%, 8/15/48	451,405	445,300
Ser. 16-C1, Class A5, 3.576%, 3/17/49	275,000	270,138
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.536%, 2/15/47(WAC)	513,000	417,993
FRB Ser. 14-C23, Class D, 4.054%, 9/15/47(WAC)	287,000	249,330
FRB Ser. C14, Class D, 4.039%, 8/15/46(WAC)	500,000	384,861
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.757%, 6/15/51(WAC)	402,000	342,890
Ser. 18-C8, Class B, 4.522%, 6/15/51	504,000	450,002
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.373%, 4/15/46(WAC)	574,000	209,554
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 4.964%, 5/15/45(WAC)	432,000	399,727
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 (In default)(NON)(WAC)	1,390,000	216,757
LSTAR Commercial Mortgage Trust 144A Ser. 17-5, Class A5, 3.549%, 3/10/50	1,149,000	1,103,830
Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 15-C22, Class C, 4.197%, 4/15/48(WAC)	1,263,000	1,083,209
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.804%, 10/15/46(WAC)	416,000	371,540
FRB Ser. 13-C10, Class F, 3.982%, 7/15/46(WAC)	1,988,000	129,159
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	383,723	327,426
FRB Ser. 18-H3, Class C, 4.849%, 7/15/51(WAC)	404,000	376,870
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 8.721%, 3/25/50	1,506,352	1,535,210
FRB Ser. 19-01, Class M10, 8.221%, 10/25/49	1,154,497	1,169,189
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 7.205%, 6/25/37	323,424	323,834
SG Commercial Mortgage Securities Trust Ser. 16-C5, Class A4, 3.055%, 10/10/48	1,034,000	992,554
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 22-FL4, Class A, 7.055%, 6/17/37 (Bermuda)	581,308	583,317
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	1,081,996	81
UBS Commercial Mortgage Trust FRB Ser. 17-C3, Class C, 4.382%, 8/15/50(WAC)	498,000	457,719
Wells Fargo Commercial Mortgage Trust
FRB Ser. 15-SG1, Class B, 4.445%, 9/15/48(WAC)	559,000	527,337
Ser. 15-NXS4, Class A4, 3.718%, 12/15/48	383,000	378,113
Ser. 15-C31, Class A4, 3.695%, 11/15/48	891,000	879,849
Ser. 15-NXS3, Class A4, 3.617%, 9/15/57	866,000	854,092
Ser. 20-C56, Class A2, 2.498%, 6/15/53	49,371	46,541
FRB Ser. 19-C52, Class XA, IO, 1.559%, 8/15/52(WAC)	6,885,271	393,169
FRB Ser. 24-5C1, Class XA, 1.029%, 7/15/57(WAC)	12,876,098	543,702
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.489%, 9/15/58(WAC)	265,000	239,368
FRB Ser. 13-LC12, Class D, 3.95%, 7/15/46(WAC)	356,000	129,852
Ser. 14-LC16, Class D, 3.938%, 8/15/50	656,176	82,561
WF-RBS Commercial Mortgage Trust
Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	365,000	337,121
Ser. 14-C24, Class AS, 3.931%, 11/15/47	731,000	712,710
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C9, Class E, 4.719%, 11/15/45(WAC)	431,958	409,637
FRB Ser. 13-C15, Class D, 4.188%, 8/15/46(WAC)	1,317,000	487,315

		39,352,900
Residential mortgage-backed securities (non-agency) (12.3%)
A&D Mortgage Trust 144A Ser. 24-NQM1, Class A1, 6.195%, 2/25/69	1,596,192	1,604,171
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.042%, 5/25/47	602,743	340,688
Bear Stearns Alt-A Trust FRB Ser. 05-10, Class 11A1, (CME Term SOFR 1 Month + 0.61%), 5.352%, 1/25/36	95,960	89,731
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 5.032%, 11/25/47	452,648	391,008
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (CME Term SOFR 1 Month + 0.46%), 5.202%, 3/25/37	1,487,947	1,256,582
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 6.021%, 8/25/46	188,048	166,175
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 6.001%, 6/25/46	287,315	271,181
FRB Ser. 05-38, Class A3, (CME Term SOFR 1 Month + 0.81%), 5.552%, 9/25/35	370,570	329,903
FRB Ser. 05-59, Class 1A1, (CME Term SOFR 1 Month + 0.77%), 5.534%, 11/20/35	966,313	907,491
FRB Ser. 06-OA10, Class 3A1, (CME Term SOFR 1 Month + 0.49%), 5.232%, 8/25/46	479,163	416,275
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.232%, 8/25/46	2,436,962	2,043,246
FRB Ser. 07-OH1, Class A1D, (CME Term SOFR 1 Month + 0.32%), 5.062%, 4/25/47	344,991	289,030
FRB Ser. 06-OA7, Class 1A1, 3.361%, 6/25/46(WAC)	799,087	754,818
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (US 30 Day Average SOFR + 10.61%), 15.471%, 5/25/28	823,827	861,976
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (US 30 Day Average SOFR + 10.11%), 14.971%, 7/25/28	2,787,332	3,040,748
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 14.321%, 4/25/28	1,279,431	1,372,155
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (US 30 Day Average SOFR + 9.31%), 14.171%, 10/25/27	726,703	753,039
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (US 30 Day Average SOFR + 12.36%), 17.221%, 2/25/49	254,000	318,002
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 16.395%, 10/25/48	1,619,000	2,058,793
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 16.357%, 10/25/50	491,000	680,579
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (US 30 Day Average SOFR + 11.36%), 16.221%, 4/25/49	298,000	362,818
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 15.721%, 1/25/49	315,000	392,975
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.471%, 3/25/49	252,000	300,239
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 14.971%, 8/25/50	966,000	1,309,283
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (US 30 Day Average SOFR + 10.11%), 14.971%, 7/25/50	1,027,000	1,386,517
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 12.721%, 9/25/48	389,000	453,136
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B2, (US 30 Day Average SOFR + 7.71%), 12.571%, 3/25/50	625,000	750,145
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class B2, (US 30 Day Average SOFR + 6.25%), 11.107%, 10/25/33	299,000	357,135
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M2, (US 30 Day Average SOFR + 3.75%), 8.607%, 2/25/42	450,000	471,668
Structured Agency Credit risk Debt FRN Class M1B, (US 30 Day Average SOFR + 3.35%), 8.207%, 6/25/43	700,000	732,588
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	685,000	657,821
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56(WAC)	879,000	855,778
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	346,000	320,167
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (US 30 Day Average SOFR + 12.86%), 17.721%, 10/25/28	238,430	274,401
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (US 30 Day Average SOFR + 12.36%), 17.221%, 9/25/28	2,295,332	2,614,630
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 16.721%, 10/25/28	1,286,544	1,468,288
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (US 30 Day Average SOFR + 11.86%), 16.721%, 8/25/28	830,411	929,086
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (US 30 Day Average SOFR + 10.86%), 15.721%, 1/25/29	267,594	304,442
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (US 30 Day Average SOFR + 10.36%), 15.221%, 1/25/29	266,076	303,231
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (US 30 Day Average SOFR + 9.36%), 14.221%, 4/25/29	394,973	441,964
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.357%, 1/25/42	402,000	424,638
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.071%, 9/25/31	483,392	513,042
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (US 30 Day Average SOFR + 3.36%), 8.221%, 1/25/40	459,000	474,850
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.857%, 1/25/42	1,640,000	1,683,531
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (CME Term SOFR 1 Month + 0.42%), 5.162%, 5/25/37	512,905	285,782
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (CME Term SOFR 1 Month + 0.63%), 5.394%, 5/19/35	400,674	119,030
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 9.007%, 1/25/34 (Bermuda)	300,000	305,862
JPMorgan Mortgage Trust 144A FRB Ser. 24-9, Class A11, (US 30 Day Average SOFR + 1.35%), 6.207%, 2/25/55	556,681	558,606
LHOME Mortgage Trust 144A Ser. 23-RTL2, Class A1, 8.00%, 6/25/28	786,000	795,342
MFA Trust Ser. 24-NPL1, Class A1, stepped-coupon 6.33% (9.33%, 9/25/27), 9/25/54(STP)	702,000	702,820
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 3.41%, 2/26/37	379,849	342,940
Morgan Stanley Residential Mortgage Loan Trust 144A FRB Ser. 24-4, Class AF, (US 30 Day Average SOFR + 1.35%), 6.207%, 9/25/54	371,968	372,182
MortgageIT Trust FRB Ser. 05-3, Class M2, (CME Term SOFR 1 Month + 0.91%), 5.647%, 8/25/35	66,664	63,443
NYMT Loan Trust 144A Ser. 22-BPL1, Class A1, stepped-coupon 3.967% (5.967%, 7/25/25), 11/25/27(STP)	678,234	676,648
Saluda Grade Alternative Mortgage Trust 144A
Ser. 24-RTL5, Class A1, stepped-coupon 7.762% (9.262%, 9/1/26), 4/25/30(STP)	1,400,000	1,405,793
Ser. 24-RTL4, Class A1, stepped-coupon 7.50% (8.50%, 7/1/26), 2/25/30(STP)	928,000	931,281
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.47%), 5.212%, 1/25/37	490,052	422,702
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	1,033,000	926,299
Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	815,000	675,833
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, (CME Term SOFR 1 Month + 1.09%), 5.832%, 10/25/45	206,089	197,802

		44,510,329

Total mortgage-backed securities (cost $133,263,644)		$126,504,903

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (28.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (10.7%)
Government National Mortgage Association Pass-Through Certificates
5.50%, TBA, 11/1/54	$11,000,000	$10,940,249
5.50%, 5/20/49	38,049	38,491
5.00%, TBA, 11/1/54	8,000,000	7,814,939
5.00%, 5/20/49	115,158	113,555
4.50%, TBA, 11/1/54	12,000,000	11,455,008
4.50%, with due dates from 10/20/49 to 1/20/50	112,969	107,474
4.00%, TBA, 11/1/54	8,000,000	7,448,125
3.50%, TBA, 11/1/54	1,000,000	903,791
3.50%, with due dates from 8/20/49 to 3/20/50	329,431	294,483

		39,116,115
U.S. Government Agency Mortgage Obligations (17.9%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	115,500	114,101
Uniform Mortgage-Backed Securities
6.50%, TBA, 11/1/54	33,000,000	33,685,175
6.00%, TBA, 11/1/54	23,000,000	23,150,213
5.00%, TBA, 11/1/54	4,000,000	3,887,148
3.00%, TBA, 11/1/54	2,000,000	1,722,042
2.50%, TBA, 11/1/54	3,000,000	2,482,258

		65,040,937

Total U.S. government and agency mortgage obligations (cost $105,876,673)		$104,157,052

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes 1.375%, 1/31/25(i)	$111,000	$110,515

Total U.S. treasury obligations (cost $110,515)		$110,515

CORPORATE BONDS AND NOTES (26.7%)(a)
		Principal amount	Value
Basic materials (2.2%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$515,000	$562,532
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32		115,000	118,140
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		1,080,000	1,024,052
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31		100,000	100,359
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		475,000	451,044
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		530,000	533,513
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/1/33		225,000	226,870
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32		220,000	220,524
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		595,000	547,933
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	650,000	665,729
Constellium SE 144A company guaranty sr. unsec. unsub. notes 6.375%, 8/15/32 (France)		$385,000	379,360
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		480,000	461,353
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		1,100,000	1,029,904
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC Co-Issuer 144A sr. notes 6.00%, 9/15/28 (Canada)		460,000	454,610
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		455,000	463,133
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		965,000	1,014,548

			8,253,604
Capital goods (1.4%)
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		955,000	988,275
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30		31,000	27,457
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		303,000	286,088
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29		89,000	92,221
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		1,020,000	1,045,551
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		466,000	446,583
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC 144A company guaranty sr. notes 4.00%, 10/15/27		580,000	554,466
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		607,000	640,288
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		206,000	222,431
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32		135,000	134,481
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		420,000	430,905
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		145,000	147,636

			5,016,382
Communication services (1.5%)
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		910,000	872,710
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		910,000	894,243
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		541,000	468,250
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		1,820,000	1,710,301
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.05%, 2/15/28		500,000	459,550
Vmed O2 UK Financing I PLC sr. notes Ser. REGS, 3.25%, 1/31/31 (United Kingdom)	EUR	610,000	619,803
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)		$435,000	460,556

			5,485,413
Consumer cyclicals (5.3%)
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		450,000	458,342
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		795,000	825,094
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		985,000	1,001,093
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		490,000	457,684
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		509,000	522,151
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		193,000	207,309
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		595,000	584,460
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		445,000	454,099
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.125%, 8/15/31		640,000	561,380
Dufry One BV company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/28 (Netherlands)	EUR	560,000	601,003
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		$814,000	824,293
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)		470,000	458,679
Levi Strauss & Co. sr. unsec. notes 3.375%, 3/15/27	EUR	668,000	726,788
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		$995,000	1,018,031
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		585,000	550,963
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31		339,000	347,507
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		260,000	255,095
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		265,000	247,837
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		590,000	549,570
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		168,000	177,568
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		565,000	556,957
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty notes 6.25%, 1/15/28		455,000	454,972
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		50,000	51,007
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33		425,000	427,875
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31		175,000	174,394
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29		440,000	443,467
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		610,000	625,803
Standard Building Solutions, Inc. 144A sr. unsec. notes 6.50%, 8/15/32		185,000	186,322
Standard Industries, Inc./NY sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	560,000	589,810
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		$625,000	568,419
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		1,056,000	1,022,262
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29		485,000	460,842
Verisure Midholding AB company guaranty sr. unsec. notes Ser. REGS, 5.25%, 2/15/29 (Sweden)	EUR	1,310,000	1,424,397
Viking Ocean Cruises Ship VII, Ltd. 144A sr. notes 5.625%, 2/15/29 (Bermuda)		$767,000	757,017
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. notes 1.625%, 11/24/27		510,000	459,872
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		155,000	163,174

			19,195,536
Consumer staples (1.4%)
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		459,000	451,155
Ashtead Capital, Inc. 144A notes 4.00%, 5/1/28		475,000	457,905
Avis Budget Finance PLC company guaranty sr. unsec. notes Ser. REGS, 7.25%, 7/31/30	EUR	410,000	449,030
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	245,000	268,323
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		$435,000	450,349
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/29		485,000	458,528
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		140,000	143,369
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/30 (Luxembourg)		460,000	459,344
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)		244,000	224,347
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30		900,000	911,418
United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 7/15/30		196,000	181,184
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		560,000	542,073

			4,997,025
Energy (3.8%)
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29		460,000	452,751
Aker BP ASA 144A sr. unsec. notes 5.60%, 6/13/28 (Norway)		450,000	458,253
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30		555,000	539,386
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29		454,000	459,301
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		925,000	969,964
Ecopetrol SA sr. unsec. unsub. bonds 8.875%, 1/13/33 (Colombia)		1,570,000	1,613,982
Expand Energy Corp. company guaranty sr. unsec. notes 5.375%, 2/1/29		560,000	552,066
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		590,000	551,372
KazMunayGas National Co. JSC sr. unsec. unsub. bonds Ser. REGS, 6.375%, 10/24/48 (Kazakhstan)		1,000,000	948,877
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		1,005,000	998,122
Matador Resources Co. 144A company guaranty sr. unsec. unsub. notes 6.875%, 4/15/28		731,000	744,780
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		683,000	696,630
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		300,000	299,349
Petroleos Mexicanos company guaranty sr. unsec. notes Ser. REGS, 10.00%, 2/7/33 (Mexico)		330,000	350,017
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		790,000	681,440
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		425,000	378,242
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		600,000	591,806
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		476,000	449,790
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		436,000	435,151
Targa Resources Corp. company guaranty sr. unsec. unsub. notes 6.15%, 3/1/29		440,000	459,585
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		270,000	270,050
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		985,000	1,023,853

			13,924,767
Financials (5.3%)
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30		435,000	442,663
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 4.625%, 9/10/29 (Ireland)		670,000	657,932
AIB Group PLC 144A sr. unsec. notes 6.608%, 9/13/29 (Ireland)		435,000	457,494
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27		1,000,000	1,029,730
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25		455,000	454,762
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27		905,000	935,486
Athene Global Funding 144A notes 5.583%, 1/9/29		450,000	456,769
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29		455,000	457,926
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28		955,000	993,228
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27		470,000	461,689
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)		570,000	579,176
CaixaBank SA 144A sr. unsec. notes 6.208%, 1/18/29 (Spain)		445,000	458,497
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		200,000	222,449
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 7.40%, 1/13/28		440,000	457,642
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27		200,000	201,816
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27		290,000	280,336
GA Global Funding Trust 144A notes 4.40%, 9/23/27		500,000	492,835
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29		995,000	1,059,179
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)		420,000	445,211
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		1,810,000	1,856,864
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		1,350,000	1,361,132
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		1,100,000	1,053,169
New York Life Global Funding 144A sr. notes 4.90%, 6/13/28		455,000	458,998
Protective Life Global Funding 144A 5.467%, 12/8/28		585,000	599,339
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		455,000	460,723
Toronto-Dominion Bank (The) sr. unsec. notes 5.264%, 12/11/26 (Canada)		325,000	329,315
UBS Group AG 144A sr. unsec. notes 5.428%, 2/8/30 (Switzerland)		375,000	380,479
USB AG/Stamford, CT sr. unsec. unsub. notes 7.50%, 2/15/28		265,000	285,691
VICI Properties LP sr. unsec. unsub. notes 4.95%, 2/15/30		935,000	918,759
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		895,000	914,198

			19,163,487
Health care (1.7%)
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		603,000	539,358
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		120,000	110,111
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		525,000	538,972
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29		460,000	459,356
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26		258,000	257,466
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)		1,120,000	1,057,994
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28		955,000	1,022,095
Tenet Healthcare Corp. company guaranty sr. notes 6.75%, 5/15/31		1,005,000	1,028,113
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		989,000	1,107,360

			6,120,825
Technology (0.8%)
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		455,000	447,604
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		990,000	924,862
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		598,000	578,651
Motorola Solutions, Inc. sr. unsec. unsub. notes 5.00%, 4/15/29		455,000	458,558
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)		339,000	386,658

			2,796,333
Transportation (0.2%)
Air France-KLM sr. unsec. notes 8.125%, 5/31/28 (France)	EUR	500,000	610,447

			610,447
Utilities and power (3.1%)
Aegea Finance SARL 144A company guaranty sr. unsec. notes 9.00%, 1/20/31 (Brazil)		$500,000	533,428
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29		325,000	326,802
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 144A company guaranty sr. bonds 7.875%, 2/15/39 (Mexico)		530,000	546,775
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28		445,000	457,214
Diamond II, Ltd. 144A company guaranty sr. notes 7.95%, 7/28/26 (India)		1,220,000	1,236,344
Duke Energy Carolinas, LLC company guaranty sr. unsec. unsub. notes Ser. A, 6.00%, 12/1/28		435,000	457,379
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		535,000	607,297
Energo-Pro a.s. 144A sr. unsec. notes 11.00%, 11/2/28 (Czech Republic)		700,000	753,804
Energy Transfer LP company guaranty sr. unsec. notes 5.25%, 4/15/29		905,000	913,496
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28		450,000	459,139
Georgia Power Co. sr. unsec. unsub. notes 5.004%, 2/23/27		325,000	328,671
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29		555,000	555,788
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.25%, 11/1/34		250,000	249,893
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29		440,000	457,126
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		1,045,000	1,019,251
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29		570,000	586,528
Virginia Electric and Power Co. sr. unsec. unsub. notes Ser. A, 2.875%, 7/15/29		1,000,000	924,451
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32		465,000	481,184
Vistra Operations Co., LLC 144A company guaranty sr. unsec. unsub. notes 4.375%, 5/1/29		590,000	562,091

			11,456,661

Total corporate bonds and notes (cost $95,278,336)			$97,020,480

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.5%)(a)
		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	470,000	$427,181
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	690,000	671,564
Benin (Republic of) 144A sr. unsec. notes 7.96%, 2/13/38 (Benin)		$850,000	838,313
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.125%, 3/15/34 (Brazil)		2,360,000	2,337,964
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 10/20/33 (Brazil)		430,000	427,409
Bulgaria (Republic of) sr. unsec. bonds Ser. 30Y, 1.375%, 9/23/50 (Bulgaria)	EUR	632,000	414,159
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		$1,280,000	1,284,133
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)		1,240,000	1,257,131
Costa Rica (Government of) sr. unsec. unsub. notes Ser. REGS, 6.125%, 2/19/31 (Costa Rica)		710,000	724,733
Cote d'lvoire (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/30/32 (Cote d'lvoire)	EUR	2,060,000	1,965,657
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		$715,000	725,368
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		1,350,000	1,358,649
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		930,000	894,253
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)		810,000	647,922
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		1,480,000	1,507,195
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)		530,000	528,095
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		1,265,000	1,260,452
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		670,000	661,124
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		1,610,000	1,695,312
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 3.849%, 6/28/33 (Paraguay)		970,000	861,118
Romania (Government of) sr. unsec. unsub. notes 7.125%, 1/17/33 (Romania)		910,000	965,568
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)		1,170,000	1,173,206
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)		950,000	980,265
Serbia (Republic of) sr. unsec. notes Ser. REGS, 6.50%, 9/26/33 (Serbia)		830,000	869,148
South Africa (Republic of) sr. unsec. bonds 5.00%, 10/12/46 (South Africa)		600,000	437,787
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 6/22/30 (South Africa)		1,340,000	1,312,416
Turkey (Republic of) sr. unsec. unsub. notes 9.125%, 7/13/30 (Turkey)		660,000	737,992
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)		2,670,000	2,220,656
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		1,720,000	1,718,460

Total foreign government and agency bonds and notes (cost $30,436,206)			$30,903,230

SENIOR LOANS (6.0%)(a)(c)
		Principal amount	Value
Basic materials (0.3%)
Nouryon Finance BV bank term loan FRN Ser. B, (EURIBOR 3 Month ACT/360 + 3.50%), 6.719%, 4/3/28 (Netherlands)	EUR	440,000	$479,670
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.935%, 3/26/29		$456,535	457,083
Treasure Holdco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.786%, 10/10/31		200,000	198,438

			1,135,191
Capital goods (0.8%)
Chart Industries, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.092%, 3/18/30		953,044	956,027
CPM Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.172%, 9/28/28		368,456	361,745
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.889%, 6/15/28		441,577	441,939
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.588%, 4/15/30		293,061	294,170
TransDigm, Inc. bank term loan FRN Ser. J, (CME Term SOFR 1 Month + 2.50%), 7.104%, 2/28/31		266,662	267,214
WEC US Holdings, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.422%, 1/20/31		443,888	444,709

			2,765,804
Communication services (0.4%)
CSC Holdings, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.174%, 4/15/27		461,367	430,271
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.097%, 8/2/29		970,771	946,196

			1,376,467
Consumer cyclicals (1.5%)
APi Group DE, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 6.685%, 1/3/29		200,000	200,132
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.196%, 3/1/28		193,526	194,180
Caesars Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.435%, 1/24/31		492,525	493,564
Carnival Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.75%), 7.435%, 10/18/28		802,768	805,778
EMRLD Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 7.557%, 6/18/31		45,000	45,020
Flutter Financing BV bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 6.604%, 11/18/30		238,200	238,438
Gray Television, Inc. bank term loan FRN Ser. D, (CME Term SOFR 1 Month + 3.00%), 7.786%, 10/27/28		521,929	492,497
Hunter Douglas, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.571%, 2/25/29		441,612	440,896
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 9.758%, 4/11/29		349,340	323,721
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.535%, 1/29/28		449,460	447,493
PG Investment Co. 59 SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.604%, 3/26/31		199,500	200,123
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27 (In default)(NON)		162,000	2,430
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.59%, 4/4/29		458,835	457,493
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 6.935%, 3/7/31		104,475	104,426
White Cap Buyer, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 7.935%, 10/19/29		1,037,347	1,036,419

			5,482,610
Consumer staples (0.2%)
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.535%, 12/15/27		588,337	588,937

			588,937
Energy (0.4%)
CQP Holdco LP bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 6.854%, 12/31/30		1,521,791	1,522,948

			1,522,948
Financials (0.1%)
Alliant Holdings Intermediate, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.759%, 9/12/31		437,794	436,304

			436,304
Health care (0.9%)
Bausch + Lomb Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.685%, 9/29/28		274,917	275,948
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.095%, 5/5/27		740,754	741,217
DaVita, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 2.00%), 6.685%, 5/6/31		260,000	260,163
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.435%, 10/23/28		402,289	403,116
Pacific Dental Services, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.536%, 3/10/31		393,025	393,548
Phoenix Guarantor, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 7.935%, 2/13/31		457,700	458,311
Phoenix Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.685%, 11/15/28		541,024	541,354
Waystar Technologies, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.435%, 10/22/29		206,837	207,893

			3,281,550
Technology (1.0%)
Ahead DB Holdings, LLC bank term loan FRN Class B3, (CME Term SOFR 1 Month + 3.50%), 8.104%, 2/3/31		203,164	204,052
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.604%, 3/29/29		1,010,659	1,011,578
Dun & Bradstreet Corp. (The) bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.468%, 1/18/29		437,800	439,013
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.071%, 3/2/28		438,900	432,270
McAfee Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.10%, 3/1/29		483,788	483,821
Proofpoint, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.685%, 8/31/28		523,335	524,274
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.617%, 1/31/31		458,850	459,889

			3,554,897
Transportation (0.4%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 9.629%, 4/20/28		832,222	857,235
Genesee & Wyoming, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 6.604%, 4/5/31		300,000	299,552
WestJet Loyalty LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.354%, 2/14/31		373,125	373,563

			1,530,350

Total senior loans (cost $21,849,986)			$21,675,058

CONVERTIBLE BONDS AND NOTES (2.9%)(a)
	Principal amount	Value
Capital goods (0.2%)
Axon Enterprise, Inc. company guaranty cv. sr. unsec. notes 0.50%, 12/15/27	$130,000	$246,220
Fluor Corp. cv. sr. unsec. notes 1.125%, 8/15/29	51,000	66,836
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	72,000	79,178
Tetra Tech, Inc. cv. sr. unsec. notes 2.25%, 8/15/28	178,000	240,478

		632,712
Consumer cyclicals (0.6%)
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	100,000	86,545
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	90,000	224,044
Carnival Corp. company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27	140,000	256,253
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28	127,000	107,506
Global Payments, Inc. 144A cv. sr. unsec. notes 1.50%, 3/1/31	177,000	169,655
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27	213,000	236,659
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	237,000	302,332
Meritage Homes Corp. 144A company guaranty cv. sr. unsec. notes 1.75%, 5/15/28	144,000	153,576
Patrick Industries, Inc. company guaranty cv. sr. unsec. notes 1.75%, 12/1/28	83,000	115,194
Rivian Automotive, Inc. cv. sr. unsec. sub. notes 4.625%, 3/15/29	122,000	106,384
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27	158,000	162,345
Spectrum Brands, Inc. 144A company guaranty cv. sr. unsec. notes 3.375%, 6/1/29	72,000	73,103

		1,993,596
Consumer staples (0.3%)
Chefs' Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	88,000	99,517
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	243,000	199,089
JD.com, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/29 (China)	100,000	114,550
Lyft, Inc. 144A cv. sr. unsec. sub. notes 0.625%, 3/1/29	75,000	72,975
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	137,000	135,141
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28	198,000	239,085
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27	176,000	185,504
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26	76,000	105,070

		1,150,931
Energy (0.1%)
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	138,000	104,834
Northern Oil and Gas, Inc. cv. sr.unsec. notes 3.625%, 4/15/29	157,000	182,002

		286,836
Financials (0.1%)
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 3.125%, 7/15/29	109,000	130,800
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28(R)	187,000	269,467

		400,267
Health care (0.4%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27	139,000	158,808
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	109,000	102,378
BridgeBio Pharma, Inc. cv. sr. unsec. notes 2.50%, 3/15/27	54,000	54,043
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.375%, 5/15/28	248,000	219,976
Exact Sciences Corp. 144A cv. sr. unsec. notes 1.75%, 4/15/31	226,000	226,376
Haemonetics Corp. 144A cv. sr. unsec. sub. notes 2.50%, 6/1/29	107,000	102,292
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 1.00%, 8/15/28	143,000	158,015
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	130,000	153,433
Integer Holdings Corp. cv. sr. unsec. unsub. notes 2.125%, 2/15/28	88,000	134,024
Lantheus Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	100,000	154,725
Repligen Corp. 144A cv. sr. unsec. notes 1.00%, 12/15/28	95,000	95,439
Sarepta Therapeutics, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/15/27	45,000	50,873

		1,610,382
Technology (1.1%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	224,000	231,112
Alibaba Group Holding, Ltd. 144A cv. sr. unsec. notes 0.50%, 6/1/31 (China)	59,000	68,101
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	161,000	146,430
Box, Inc. 144A cv. sr. unsec. notes 1.50%, 9/15/29	111,000	109,391
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	42,000	58,380
Evolent Health, Inc. 144A cv. sr. unsec. notes 3.50%, 12/1/29	36,000	36,540
Guidewire Software, Inc. 144A cv. sr. unsec. notes 1.25%, 11/1/29	216,000	220,212
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	16,000	31,456
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	53,000	94,536
Lumentum Holdings, Inc. cv. sr. unsec. notes 1.50%, 12/15/29	201,000	232,959
Microchip Technology, Inc. 144A cv. sr. unsec. notes 0.75%, 6/1/30	105,000	101,456
MicroStrategy, Inc. 144A cv. sr. unsec. notes 0.875%, 3/15/31	70,000	94,185
MicroStrategy, Inc. 144A cv. sr. unsec. sub. notes 0.625%, 3/15/30	55,000	99,894
MKS Instruments, Inc. 144A cv. sr. unsec. notes 1.25%, 6/1/30	144,000	139,176
Nutanix, Inc. cv. sr. unsec. notes 0.25%, 10/1/27	147,000	180,884
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	240,000	222,198
ON Semiconductor Corp. company guaranty cv. sr. unsec. notes 0.50%, 3/1/29	194,000	194,398
OSI Systems,Inc. 144A cv. sr. unsec. notes 2.25%, 8/1/29	109,000	106,417
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	9,000	32,652
Parsons Corp. 144A cv. sr. unsec. notes 2.625%, 3/1/29	137,000	177,552
Progress Software Corp. 144A cv. sr. unsec. sub. notes 3.50%, 3/1/30	124,000	146,096
Seagate HDD Cayman company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	223,000	299,378
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	170,000	146,469
Snowflake, Inc. 144A cv. sr. unsec. notes zero %, 10/1/27	109,000	112,325
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	199,000	251,835
Vertex, Inc. 144A cv. sr. unsec. sub. notes 0.75%, 5/1/29	112,000	147,728
Wolfspeed, Inc. cv. sr. unsec. notes 1.875%, 12/1/29	182,000	91,546
Workiva, Inc. cv. sr. unsec. sub. notes 1.25%, 8/15/28	145,000	137,525

		3,910,831
Utilities and power (0.1%)
CMS Energy Corp. cv. sr. unsec. notes 3.375%, 5/1/28	112,000	119,448
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	71,000	156,342
PG&E Corp. 144A cv. sr. notes 4.25%, 12/1/27	107,000	116,817
Southern Co. (The) cv. sr. unsec. unsub. notes 3.875%, 12/15/25	130,000	145,243

		537,850

Total convertible bonds and notes (cost $10,013,962)		$10,523,405

SHORT-TERM INVESTMENTS (20.1%)(a)
		Principal amount/ shares	Value
BPCE SA commercial paper 4.749%, 12/20/24 (France)		$1,500,000	$1,490,240
GTA Funding, LLC asset-backed commercial paper 5.196%, 11/7/24		1,272,000	1,270,804
Putnam Government Money Market Fund Class P 4.62%(AFF)	Shares	34,333,860	34,333,860
Putnam Short Term Investment Fund Class P 4.95%(AFF)	Shares	30,004,939	30,004,939
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82%(P)	Shares	2,740,000	2,740,000
U.S. Treasury Bills 4.623%, 1/16/25(SEG)(SEGSF)(SEGTBA)		$1,600,000	1,584,962
U.S. Treasury Bills 5.234%, 11/19/24(SEGSF)(SEGTBA)		600,000	598,615
U.S. Treasury Bills 4.664%, 12/17/24(SEGSF)(SEGTBA)		970,000	964,338

Total short-term investments (cost $72,987,691)			$72,987,758
TOTAL INVESTMENTS

Total investments (cost $469,817,013)			$463,882,401

	FORWARD CURRENCY CONTRACTS at 10/31/24 (aggregate face value $30,513,676) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Canadian Dollar	Sell	1/22/25	$432	$446	$14
		Euro	Sell	12/18/24	956,830	977,501	20,671
		Japanese Yen	Buy	11/20/24	972,800	1,034,388	(61,588)
		New Zealand Dollar	Sell	1/22/25	26,022	27,280	1,258
		Norwegian Krone	Sell	12/18/24	90,973	94,397	3,424
		Swedish Krona	Sell	12/18/24	424,940	442,292	17,352
		Swiss Franc	Buy	12/18/24	91,234	93,432	(2,198)
	Barclays Bank PLC
		Australian Dollar	Sell	1/22/25	56,105	57,282	1,177
		Canadian Dollar	Sell	1/22/25	131,448	135,771	4,323
		Euro	Sell	12/18/24	647,331	662,789	15,458
		Japanese Yen	Sell	11/20/24	464,809	505,046	40,237
		Norwegian Krone	Sell	12/18/24	25,205	26,163	958
		Swiss Franc	Buy	12/18/24	203,298	207,714	(4,416)
	Citibank, N.A.
		Australian Dollar	Sell	1/22/25	717,452	750,878	33,426
		Euro	Sell	12/18/24	1,225,461	1,251,803	26,342
		Norwegian Krone	Sell	12/18/24	213,062	221,001	7,939
		Swedish Krona	Sell	12/18/24	693,361	721,680	28,319
	Goldman Sachs International
		Canadian Dollar	Sell	1/22/25	14,261	14,729	468
		Japanese Yen	Buy	11/20/24	2,141,115	2,290,357	(149,242)
		Swiss Franc	Buy	12/18/24	600,818	613,957	(13,139)
	HSBC Bank USA, National Association
		British Pound	Sell	12/18/24	433,993	443,359	9,366
		Euro	Sell	12/18/24	1,324,087	1,352,961	28,874
		Norwegian Krone	Sell	12/18/24	35,380	36,710	1,330
		Swedish Krona	Sell	12/18/24	110,715	115,167	4,452
		Swiss Franc	Buy	12/18/24	57,138	58,380	(1,242)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	12/18/24	799,908	817,169	17,261
		Canadian Dollar	Sell	1/22/25	310,649	320,834	10,185
		Euro	Sell	12/18/24	98,843	100,966	2,123
		Norwegian Krone	Sell	12/18/24	20,459	21,207	748
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	1/22/25	1,350,680	1,413,667	62,987
		British Pound	Buy	12/18/24	210,550	215,368	(4,818)
		Euro	Sell	12/18/24	1,526,132	1,559,382	33,250
		New Zealand Dollar	Sell	1/22/25	993,146	1,041,478	48,332
	NatWest Markets PLC
		Australian Dollar	Sell	1/22/25	19,887	20,072	185
		British Pound	Sell	12/18/24	176,511	180,297	3,786
		Canadian Dollar	Sell	1/22/25	235,166	242,861	7,695
		Euro	Buy	12/18/24	131,210	134,599	(3,389)
		Swiss Franc	Buy	12/18/24	91,234	93,219	(1,985)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	1/22/25	32,531	34,040	1,509
		Euro	Sell	12/18/24	2,955,492	3,011,599	56,107
		Norwegian Krone	Sell	12/18/24	433,335	449,729	16,394
		Swedish Krona	Sell	12/18/24	238,627	248,200	9,573
	Toronto-Dominion Bank
		British Pound	Sell	12/18/24	110,239	112,601	2,362
		Canadian Dollar	Sell	1/22/25	788,184	814,011	25,827
		Euro	Sell	12/18/24	2,958,434	3,021,993	63,559
		Japanese Yen	Buy	11/20/24	9,013	9,584	(571)
		Norwegian Krone	Sell	12/18/24	442,209	458,894	16,685
	UBS AG
		Australian Dollar	Sell	1/22/25	31,740	33,214	1,474
		Canadian Dollar	Sell	1/22/25	847,029	874,633	27,604
		Euro	Sell	12/18/24	609,952	623,092	13,140
		Japanese Yen	Buy	11/20/24	1,732,630	1,843,835	(111,205)
		New Zealand Dollar	Sell	1/22/25	99,662	104,507	4,845
		Swedish Krona	Sell	12/18/24	12,324	12,832	508
		Swiss Franc	Sell	12/18/24	302,445	311,405	8,960
	WestPac Banking Corp.
		Euro	Sell	12/18/24	104,619	106,864	2,245
		Swedish Krona	Buy	12/18/24	140,048	146,041	(5,993)

	Unrealized appreciation						682,732

	Unrealized (depreciation)						(359,786)

	Total						$322,946
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 10/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation
Euro-Bobl 5 yr (Short)	62	$7,968,095	$7,968,094	Dec-24	$57,946
U.S. Treasury Note 2 yr (Short)	343	70,639,242	70,639,242	Dec-24	623,845
U.S. Treasury Note Ultra 10 yr (Short)	29	3,298,750	3,298,750	Dec-24	131,717

Unrealized appreciation					813,508

Unrealized (depreciation)					—

Total					$813,508

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 10/31/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/(payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(3.987)/US SOFR/Mar-40 (Purchased)	Mar-30/3.987		$19,387,300	$(1,400,732)	$(73,071)
3.987/US SOFR/Mar-40 (Purchased)	Mar-30/3.987		19,387,300	(1,400,732)	108,743
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225		4,605,400	(658,857)	(73,967)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725		4,605,400	(629,260)	(6,392)
(3.61)/US SOFR/Oct-34 (Purchased)	Oct-29/3.61		1,989,900	(78,104)	5,970
3.61/US SOFR/Oct-34 (Purchased)	Oct-29/3.61		1,989,900	(78,104)	(5,534)
Barclays Bank PLC
3.00/US SOFR/Dec-48 (Purchased)	Dec-38/3.00		39,734,000	(2,634,364)	78,316
3.10/US SOFR/Dec-42 (Purchased)	Dec-32/3.10		32,618,500	(1,380,089)	204,518
Citibank, N.A.
2.585/6 month EUR-EURIBOR/Jul-30 (Purchased)	Jul-25/2.585	EUR	12,170,100	(207,204)	64,919
2.588/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.588	EUR	12,170,100	364,096	86,709
(2.588)/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.588	EUR	12,170,100	364,096	(19,685)
(2.585)/6 month EUR-EURIBOR/Jul-30 (Purchased)	Jul-25/2.585	EUR	12,170,100	(207,204)	(104,157)
Deutsche Bank AG
(4.8525)/6 month AUD-BBR-BBSW/May-39 (Purchased)	May-29/4.8525	AUD	17,654,000	(805,245)	(28,151)
4.8525/6 month AUD-BBR-BBSW/May-39 (Purchased)	May-29/4.8525	AUD	17,654,000	(805,245)	(114,531)
4.448/6 month AUD-BBR-BBSW/Aug-34 (Written)	Aug-29/4.448	AUD	16,733,600	365,510	(70,006)
(4.448)/6 month AUD-BBR-BBSW/Aug-34 (Written)	Aug-29/4.448	AUD	16,733,600	365,510	99,222
(4.495)/6 month AUD-BBR-BBSW/Jul-35 (Purchased)	Jul-25/4.495	AUD	16,226,800	(357,441)	(33,329)
4.495/6 month AUD-BBR-BBSW/Jul-35 (Purchased)	Jul-25/4.495	AUD	16,226,800	(357,441)	(115,834)
4.381/6 month AUD-BBR-BBSW/Aug-34 (Written)	Aug-29/4.381	AUD	10,966,100	242,377	(60,693)
(4.381)/6 month AUD-BBR-BBSW/Aug-34 (Written)	Aug-29/4.381	AUD	10,966,100	242,377	68,754
2.239/6 month EUR-EURIBOR/May-58 (Written)	May-28/2.239	EUR	1,599,700	224,505	53,916
(2.239)/6 month EUR-EURIBOR/May-58 (Written)	May-28/2.239	EUR	1,599,700	224,505	(4,975)
2.25/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	1,049,200	147,524	19,213
(2.25)/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	1,049,200	147,524	(12,462)
Goldman Sachs International
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	40,603,400	(381,932)	7,950
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	40,603,400	(381,932)	(205,815)
JPMorgan Chase Bank N.A.
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	5,302,300	(329,739)	670,165
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	5,302,300	(329,739)	(269,333)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	4,317,900	(161,857)	493,497
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	4,317,900	(161,857)	(136,511)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	3,098,200	(96,660)	373,525
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	3,098,200	(96,660)	(93,197)
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	2,068,300	(122,324)	(113,619)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	2,068,300	(122,324)	450,337
2.602/6 month EUR-EURIBOR/Jul-31 (Purchased)	Jul-26/2.602	EUR	63,284,500	(1,540,092)	241,965
(2.602)/6 month EUR-EURIBOR/Jul-31 (Purchased)	Jul-26/2.602	EUR	63,284,500	(1,540,092)	(505,544)
2.64/6 month EUR-EURIBOR/Jul-30 (Written)	Jul-25/2.64	EUR	36,510,300	608,139	335,266
(2.64)/6 month EUR-EURIBOR/Jul-30 (Written)	Jul-25/2.64	EUR	36,510,300	608,139	(273,153)
2.622/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.622	EUR	24,340,200	722,659	188,536
(2.622)/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.622	EUR	24,340,200	722,659	(63,993)
(4.201)/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/4.201	EUR	12,962,000	(324,787)	(110,483)
1.201/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/1.201	EUR	12,962,000	(257,878)	(34,727)
2.665/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	4,930,500	410,719	65,822
(2.665)/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	4,930,500	410,719	(20,428)
(3.515)/US SOFR/Dec-40 (Written)	Dec-30/3.515		$24,864,400	1,755,427	197,771
3.515/US SOFR/Dec-40 (Written)	Dec-30/3.515		24,864,400	1,864,830	(279,725)
(3.475)/US SOFR/Dec-38 (Written)	Dec-28/3.475		16,341,800	1,096,535	230,027
3.475/US SOFR/Dec-38 (Written)	Dec-28/3.475		16,341,800	1,096,535	(166,098)
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925		2,852,600	239,618	(65,561)
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925		2,852,600	239,618	68,268
Mizuho Capital Markets LLC
(3.5825)/US SOFR/Aug-44 (Written)	Aug-34/3.5825		7,500,000	647,625	58,140
3.5825/US SOFR/Aug-44 (Written)	Aug-34/3.5825		7,500,000	647,625	(56,535)
(4.0475)/US SOFR/Aug-36 (Purchased)	Aug-26/4.0475		2,111,100	(554,039)	(31,713)
3.5475/US SOFR/Aug-36 (Purchased)	Aug-26/3.5475		2,111,100	(533,263)	(24,856)
Morgan Stanley & Co. International PLC
(2.492)/6 month EUR-EURIBOR/Jun-51 (Written)	Jun-31/2.492	EUR	19,189,200	2,447,368	(334,072)
2.492/6 month EUR-EURIBOR/Jun-51 (Written)	Jun-31/2.492	EUR	19,189,200	2,447,368	537,461
(2.634)/6 month EUR-EURIBOR/Jun-47 (Purchased)	Jun-27/2.634	EUR	15,351,400	(1,398,888)	(487,562)
2.634/6 month EUR-EURIBOR/Jun-47 (Purchased)	Jun-27/2.634	EUR	15,351,400	(1,398,888)	266,675
(2.952)/6 month EUR-EURIBOR/Jun-49 (Purchased)	Jun-29/2.952	EUR	15,175,100	(1,204,758)	(304,549)
2.352/6 month EUR-EURIBOR/Aug-49 (Purchased)	Aug-29/2.352	EUR	6,587,700	(821,451)	(14,840)
(2.352)/6 month EUR-EURIBOR/Aug-49 (Purchased)	Aug-29/2.352	EUR	6,587,700	(821,451)	(104,728)
UBS AG
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	4,626,600	(246,251)	287,106
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	4,626,600	(246,251)	(110,227)
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	2,202,100	(133,708)	(51,481)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	2,202,100	(133,708)	84,955

Unrealized appreciation					5,347,746

Unrealized (depreciation)					(4,581,537)

Total					$766,209

TBA SALE COMMITMENTS OUTSTANDING at 10/31/24 (proceeds receivable $66,869,141) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 4.00%, 11/1/54	$1,000,000	11/20/24	$931,016
Government National Mortgage Association, 3.50%, 11/1/54	1,000,000	11/20/24	903,791
Uniform Mortgage-Backed Securities, 6.50%, 11/1/54	17,000,000	11/14/24	17,352,969
Uniform Mortgage-Backed Securities, 6.00%, 11/1/54	23,000,000	11/14/24	23,150,213
Uniform Mortgage-Backed Securities, 5.50%, 11/1/54	5,000,000	11/14/24	4,953,276
Uniform Mortgage-Backed Securities, 4.50%, 11/1/54	12,000,000	11/14/24	11,393,536
Uniform Mortgage-Backed Securities, 4.00%, 11/1/54	8,000,000	11/14/24	7,391,902

Total			$66,076,703

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$11,976,200	$30,060	(E)	$(407)	12/13/57	US SOFR — Annually	3.524% — Annually	$(30,467)
		20,456,400	37,763	(E)	(399)	11/27/39	3.869% — Annually	US SOFR — Annually	(38,161)
		4,305,900	4,732	(E)	(65)	3/18/36	3.757% — Annually	US SOFR — Annually	(4,797)
		4,575,000	14,690	(E)	(156)	2/20/59	3.485% — Annually	US SOFR — Annually	14,535
		64,167,800	281,953		(241)	3/18/26	US SOFR — Annually	4.413% — Annually	(61,447)
		3,176,900	1,932	(E)	(48)	3/21/39	3.815% — Annually	US SOFR — Annually	1,884
		1,771,800	17,578	(E)	(27)	3/31/38	US SOFR — Annually	3.93% — Annually	17,551
		3,772,600	35,632	(E)	(57)	3/21/39	US SOFR — Annually	3.958% — Annually	35,576
		5,995,200	60,947	(E)	(204)	3/14/59	US SOFR — Annually	3.57% — Annually	60,743
		352,800	7,413	(E)	(12)	2/20/59	US SOFR — Annually	3.642% — Annually	7,401
		1,004,200	8,748	(E)	(34)	12/18/58	3.455% — Annually	US SOFR — Annually	8,713
		125,806,000	1,320,208		902,588	9/18/26	4.55% — Annually	US SOFR — Annually	(401,113)
		72,886,000	1,813,549		(2,415,776)	9/18/29	US SOFR — Annually	4.35% — Annually	(629,606)
		12,800	393		813	9/18/34	4.15% — Annually	US SOFR — Annually	427
		25,602,000	1,387,987		1,918,447	9/18/54	3.95% — Annually	US SOFR — Annually	552,594
		217,977,000	304,732	(E)	2,787,420	12/18/26	3.80% — Annually	US SOFR — Annually	3,092,151
		18,789,000	130,490	(E)	342,226	12/18/29	3.60% — Annually	US SOFR — Annually	472,715
		83,794,000	2,496,894	(E)	1,692,180	12/18/34	3.40% — Annually	US SOFR — Annually	4,189,073
		3,196,000	248,441	(E)	(48,643)	12/18/54	US SOFR — Annually	3.20% — Annually	(297,084)
		6,278,000	2,806	(E)	(14,491)	12/18/26	US SOFR — Annually	3.85% — Annually	(17,298)
		290,263,000	1,361,914	(E)	(7,642,313)	12/18/29	US SOFR — Annually	3.65% — Annually	(9,004,227)
		1,488,000	38,200	(E)	(25,361)	12/18/34	3.45% — Annually	US SOFR — Annually	12,840
		1,161,000	79,869	(E)	(44,445)	12/18/54	3.25% — Annually	US SOFR — Annually	35,424
	AUD	1,368,400	7,366	(E)	(18)	1/27/43	4.91% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	7,349
	AUD	22,394,000	15,253		(118)	2/15/29	6 month AUD-BBR-BBSW — Semiannually	4.226% — Semiannually	(24,372)
	AUD	3,068,800	767	(E)	(38)	4/7/40	5.092% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	729
	AUD	42,471,000	244,368	(E)	71,601	12/18/26	3.61% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	315,969
	AUD	32,670,200	1,113,885	(E)	64,448	12/18/34	6 month AUD-BBR-BBSW — Semiannually	3.92% — Semiannually	(1,049,438)
	AUD	10,457,000	181,314	(E)	104,401	12/18/29	6 month AUD-BBR-BBSW — Semiannually	3.701% — Semiannually	(76,912)
	AUD	59,453,000	1,137,080	(E)	118,459	12/18/29	3.64% — Semiannually	3 month AUD-BBR-BBSW — Semiannually	1,255,540
	AUD	81,134,000	63,272		(131)	10/15/25	3 month AUD-BBR-BBSW — Quarterly	4.14% — Quarterly	(71,266)
	CAD	9,962,000	5,845	(E)	(15,464)	12/18/26	Canadian Overnight Repo Rate — Semiannually	2.93% — Semiannually	(9,618)
	CAD	3,412,000	54,519	(E)	4,209	12/18/34	2.79% — Semiannually	Canadian Overnight Repo Rate — Semiannually	58,729
	CHF	2,445,000	50,350	(E)	(1,805)	12/18/34	Swiss Average Rate Overnight — Annually	0.71% — Annually	48,545
	EUR	28,513,100	1,018,785		(624,054)	3/13/29	6 month EUR-EURIBOR — Semiannually	3.18% — Annually	879,021
	EUR	1,685,500	67,777	(E)	(58)	11/24/48	6 month EUR-EURIBOR — Semiannually	2.545% — Annually	67,719
	EUR	2,747,500	61,442	(E)	(58)	2/23/44	6 month EUR-EURIBOR — Semiannually	2.69% — Annually	61,385
	EUR	4,624,400	112,747		(161)	10/8/44	6 month EUR-EURIBOR — Semiannually	2.54% — Annually	110,452
	EUR	7,747,500	401,462		(270)	10/8/44	2.70% — Annually	6 month EUR-EURIBOR — Semiannually	(399,019)
	EUR	529,700	28,306	(E)	(19)	6/2/46	2.675% — Annually	6 month EUR-EURIBOR — Semiannually	(28,325)
	EUR	4,662,000	132,168	(E)	(160)	6/20/49	6 month EUR-EURIBOR — Semiannually	2.452% — Annually	132,007
	EUR	1,314,100	42,131	(E)	(45)	6/2/46	6 month EUR-EURIBOR — Semiannually	2.456% — Annually	42,085
	EUR	2,053,200	100,761	(E)	(71)	6/30/47	2.634% — Annually	6 month EUR-EURIBOR — Semiannually	(100,832)
	EUR	3,607,600	163,088	(E)	(131)	7/2/51	6 month EUR-EURIBOR — Semiannually	2.492% — Annually	162,957
	EUR	1,103,500	15,015	(E)	(39)	8/8/49	2.352% — Annually	6 month EUR-EURIBOR — Semiannually	(15,054)
	EUR	11,748,000	26,056	(E)	47,367	12/18/26	2.43% — Annually	6 month EUR-EURIBOR — Semiannually	21,311
	EUR	1,822,100	5,456	(E)	(3,782)	12/18/34	2.38% — Annually	6 month EUR-EURIBOR — Semiannually	1,674
	EUR	3,444,000	9,736	(E)	(2,477)	12/18/29	6 month EUR-EURIBOR — Semiannually	2.28% — Annually	(12,214)
	EUR	523,000	12,054	(E)	4,644	12/18/54	2.265% — Annually	6 month EUR-EURIBOR — Semiannually	(7,410)
	GBP	8,254,000	70,926	(E)	3,213	12/18/26	Sterling Overnight Index Average — Annually	3.855% — Annually	(67,712)
	GBP	11,000	598	(E)	(406)	12/18/34	3.48% — Annually	Sterling Overnight Index Average — Annually	192
	NOK	37,043,000	163,279	(E)	6,433	12/18/34	3.37% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	169,713
	NZD	2,222,000	31,554	(E)	(8,387)	12/18/34	3 month NZD-BBR-FRA — Quarterly	3.87% — Semiannually	(39,940)
	SEK	56,959,000	109,951	(E)	(7,117)	12/18/34	2.18% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	102,833

	Total				$(2,789,039)				$(446,475)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/24 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized depreciation
Morgan Stanley & Co. International PLC
$2,391,316	$2,295,012	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/2025 — Annually	$(86,215)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(86,215)

	Total	$—			Total	$(86,215)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 10/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	CCC/P	$1,539	$11,913	$1,640	5/11/63	300 bp — Monthly	$(95)
	CMBX NA BBB-.6 Index	CCC/P	9,980	64,420	8,871	5/11/63	300 bp — Monthly	1,146
	CMBX NA BBB-.6 Index	CCC/P	16,545	118,251	16,283	5/11/63	300 bp — Monthly	331
	CMBX NA BBB-.6 Index	CCC/P	19,586	143,402	19,746	5/11/63	300 bp — Monthly	(77)
	Citigroup Global Markets, Inc.
	CMBX NA BB.13 Index	B+/P	1,082,145	2,531,000	873,701	12/16/72	500 bp — Monthly	210,908
	CMBX NA BB.6 Index	CCC-/P	241,859	715,128	187,936	5/11/63	500 bp — Monthly	54,618
	CMBX NA BBB-.16 Index	BBB-/P	14,321	63,000	10,244	4/17/65	300 bp — Monthly	4,114
	Goldman Sachs International
	CMBX NA BB.6 Index	CCC-/P	38,887	115,161	30,264	5/11/63	500 bp — Monthly	8,734
	CMBX NA BBB-.16 Index	BBB-/P	6,777	33,000	5,366	4/17/65	300 bp — Monthly	1,430
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	CCC+/P	17,251	215,000	87,441	5/11/63	500 bp — Monthly	(69,980)
	CMBX NA BB.6 Index	CCC-/P	10,811	10,796	2,837	5/11/63	500 bp — Monthly	7,984
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	52,396	402,000	32,240	12/16/72	200 bp — Monthly	20,311
	CMBX NA A.13 Index	A-/P	53,512	402,000	32,240	12/16/72	200 bp — Monthly	21,428
	CMBX NA BB.6 Index	CCC-/P	28,625	131,612	34,588	5/11/63	500 bp — Monthly	(5,834)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.6 Index	CCC-/P	163,951	473,496	124,435	5/11/63	500 bp — Monthly	39,976
	CMBX NA BBB-.16 Index	BBB-/P	7,729	34,000	5,528	4/17/65	300 bp — Monthly	2,220

Upfront premium received			1,765,914		Unrealized appreciation			373,200

Upfront premium (paid)			—		Unrealized (depreciation)			(75,986)

	Total		$1,765,914				Total	$297,214
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at October 31, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 10/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(774,528)	$1,669,000	$678,782	11/17/59	(500 bp) — Monthly	$(97,367)
	CMBX NA BB.10 Index	(244,221)	606,000	246,460	11/17/59	(500 bp) — Monthly	1,650
	CMBX NA BB.10 Index	(243,818)	605,000	246,054	11/17/59	(500 bp) — Monthly	1,647
	CMBX NA BB.10 Index	(128,559)	319,000	129,737	11/17/59	(500 bp) — Monthly	868
	CMBX NA BB.6 Index	(30,905)	120,302	31,615	5/11/63	(500 bp) — Monthly	593
	CMBX NA BB.8 Index	(155,013)	334,378	128,635	10/17/57	(500 bp) — Monthly	(26,703)
	CMBX NA BBB-.10 Index	(339,336)	1,129,000	203,107	11/17/59	(300 bp) — Monthly	(136,888)
	CMBX NA BBB-.6 Index	(143,487)	337,987	46,541	5/11/63	(300 bp) — Monthly	(97,144)
	Goldman Sachs International
	CMBX NA BB.8 Index	(54,713)	125,158	48,148	10/17/57	(500 bp) — Monthly	(6,687)
	Merrill Lynch International
	CMBX NA BB.10 Index	(33,229)	584,000	237,513	11/17/59	(500 bp) — Monthly	201,050
	Morgan Stanley & Co. International PLC
	CMBX NA BB.8 Index	(10,981)	23,350	8,983	10/17/57	(500 bp) — Monthly	(2,020)
	CMBX NA BBB-.10 Index	(340,501)	1,053,000	189,435	11/17/59	(300 bp) — Monthly	(151,680)

	Upfront premium received	—			Unrealized appreciation		205,808

	Upfront premium (paid)	(2,499,291)			Unrealized (depreciation)		(518,489)

	Total	$(2,499,291)				Total	$(312,681)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 10/31/24 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation
	CDX NA HY Series 43 Index	B+/P	$(1,333,542)	$18,289,000	$1,254,058	12/20/29	500 bp — Quarterly	$6,881

	Total		$(1,333,542)					$6,881
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at October 31, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2024 through October 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $363,642,434.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/24
Short-term investments
	Putnam Government Money Market Fund Class P†	$40,929,849	$34,034,106	$40,630,095	$396,782	$34,333,860
	Putnam Short Term Investment Fund Class P‡	32,198,833	2,226,106	4,420,000	409,674	30,004,939

	Total Short-term investments	$73,128,682	$36,260,212	$45,050,095	$806,456	$64,338,799
† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $836,804.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,158,436.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $1,016,722.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	86.3%
	Mexico	1.2
	France	1.1
	Brazil	0.9
	Canada	0.7
	Colombia	0.6
	Romania	0.5
	Dominican Republic	0.5
	Other	8.2

	Total	100.0%
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and for gaining exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $3,562,472 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $1,504,178 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $136,658 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,126,342 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,158,436 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Convertible bonds and notes	$—	$10,523,405	$—
Corporate bonds and notes	—	97,020,480	—
Foreign government and agency bonds and notes	—	30,903,230	—
Mortgage-backed securities	—	126,504,903	—
Senior loans	—	21,675,058	—
U.S. government and agency mortgage obligations	—	104,157,052	—
U.S. treasury obligations	—	110,515	—
Short-term investments	37,073,860	35,913,898	—

Totals by level	$37,073,860	$426,808,541	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$322,946	$—
Futures contracts	813,508	—	—
Forward premium swap option contracts	—	766,209	—
TBA sale commitments	—	(66,076,703)	—
Interest rate swap contracts	—	2,342,564	—
Total return swap contracts	—	(86,215)	—
Credit default contracts	—	2,058,333	—

Totals by level	$813,508	$(60,672,866)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$583,400,000
Written swap option contracts (contract amount)	$363,100,000
Futures contracts (number of contracts)	400
Forward currency contracts (contract amount)	$30,200,000
Centrally cleared interest rate swap contracts (notional)	$1,227,900,000
OTC total return swap contracts (notional)	$2,400,000
OTC credit default contracts (notional)	$15,100,000
Centrally cleared credit default contracts (notional)	$19,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com